Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cash flows from operating activities:
Net income (loss)	$ 820,018	$ (7,419,412)	$ 9,750,046
Less: net income (loss) from discontinued operations	3,587,371	(6,272,846)	342,880
Net (loss) income from continuing operations	(2,767,353)	(1,146,566)	9,407,166
Adjustments to reconcile net (loss) income from continuing operations to net cash (used in) provided by operating activities from continuing operations:
Depreciation expenses	54,068	105,174	148,187
Write-down of inventories		1,294,720	11,992
Deferred income tax expenses (benefits)	1,512,221	77,225	(2,310,995)
Amortization of right of use assets	55,080	21,365	122,429
Provision of expected credit loss against other receivables		398,150
Gain from disposal of property and equipment		(30,683)
Changes in operating assets and liabilities:
Accounts receivable	2,651,171	(3,331,398)	8,164,644
Accounts receivable – related parties	1,134,443	(1,334,522)	1,595,999
Prepayment and other current assets	(4,139,606)	838,545	(917,102)
Inventories	3,283,623	7,662,427	1,040,670
Other non-current assets	188,477	(57,053)	(257,203)
Accounts payable	(7,920,130)	(7,639,158)	6,754,797
Advance from customers	683,408	(30,028)	15,088
Income tax payable	1,518,294	(2,254,635)	2,132,551
Lease liabilities	(74,429)	(18,655)	(265,375)
Other payable and accrued expenses	1,156,260	1,430,348	(141,209)
Amount due to related parties, current	(967,459)	287,135	(26,902)
Net cash (used in) provided by operating activities from continuing operations	(3,631,932)	(3,727,609)	25,474,737
Net cash provided by (used in) operating activities from discontinued operations	4,827,758	1,483,065	(1,901,407)
Net cash provided by (used in) operating activities	1,195,826	(2,244,544)	23,573,330
Cash flows from investing activities:
Purchase of property and equipment	(27,171)	(65,857)	(66,982)
Loans to third parties	(1,212,557)		(498,882)
Collection of loans from a third party	500,000
Payment to Shanghai Jingyue (Note 3)	(3,231,368)
Advances to related parties	(8,348)	(90,332)	(2,960,203)
Collection of advances from related parties	8,348	104,418	3,934,672
Net cash (used in) provided by investing activities from continuing operations	(3,971,096)	(51,771)	408,605
Net cash used in investing activities from discontinued operations	(311,612)	(973)	(154,943)
Net cash (used in) provided by investing activities	(4,282,708)	(52,744)	253,662
Cash flows from financing activities:
Proceeds from short-term borrowings	27,241,779	38,287,827	57,958,267
Repayments of short-term borrowings	(25,956,161)	(32,956,591)	(70,827,958)
Borrowings from related parties	9,196,474	8,637,872	3,949,929
Repayment of short-term borrowings to related parties	(8,836,032)	(12,015,652)	(6,571,994)
Proceeds from long-term borrowings		2,180,694
Payment of offering costs			(3,053,192)
Payment to repurchase of Class B ordinary shares		(865,500)	(432,750)
Payments of dividends to shareholders	(57,726)	(57,672)	(57,477)
Proceeds from issuance of convertible notes		4,000,000
Net cash provided by (used in) financing activities from continuing operations	1,588,334	7,210,978	(19,035,175)
Net cash (used in) provided by financing activities from discontinued operations	(4,490,841)	(3,169,394)	2,819,153
Net cash (used in) provided by financing activities	(2,902,507)	4,041,584	(16,216,022)
Effect of exchange rate changes on cash and cash equivalents from continuing operations	(166,965)	285,498	(22,045)
Effect of exchange rate changes on cash and cash equivalents from discontinued operations	2,952	(26,679)	(34,149)
Net (decrease) increase in cash and cash equivalents, including cash and cash equivalents classified to assets of discontinued operations	(6,153,402)	2,003,115	7,554,776
Less: net increase (decrease) in cash and cash equivalents of discontinued operations	28,257	(1,713,981)	728,654
Net (decrease) increase in cash and cash equivalents of continuing operations	(6,181,659)	3,717,096	6,826,122
Cash and cash equivalents of continuing operations at beginning of year	15,191,995	11,474,899	4,648,777
Cash and cash equivalents of continuing operations at end of year	9,010,336	15,191,995	11,474,899
Supplemental cash flow information
Cash paid for interest expense	574,738	246,796	848,129
Cash paid for income tax	392,629	2,716,065	483,360
Cash refunded for income tax	263,120	361,162
Noncash activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	251,883	13,403	109,580
Accretion of convertible redeemable preferred shares			160,000
Issuance of Class B ordinary shares to a financial advisor			6,160,000
Issuance of Class B ordinary shares for conversion of convertible notes		2,694,000
Due from a third party for disposal of property and equipment		103,937
Reduction of dividend payables due to disposal of discontinued operations	9,988,060
Net settlement of dividends payable with due from related parties from continuing operations	1,081,449
Net settlement of due from related parties and due to related parties within continuing operations	3,247,402	3,461,458	1,291,790
Net settlement of due from related parties and due to related parties between continuing operations and discontinued operations	$ 961,649	$ 2,323,802	$ 13,177,600